Schedule of Investments Municipal Fund Inc.^ (Unaudited)
July 31, 2024

Principal Amount		Value
Loan Assignments(a) 0.1%
Oil, Gas & Consumable Fuels 0.1%
	Rialto Bioenergy Facility LLC
$221,845	Term Loan DIP, (3 mo. USD Term SOFR + 10.00%), 15.33%, due 6/6/2025	$221,845 #(b)(c)(d)
641,479	Term Loan, (1 mo. USD Term SOFR + 10.00%), 15.33%, due 6/6/2025	112,771 #(b)(c)(d)

Total Loan Assignments (Cost $863,324)		334,616
Municipal Notes 160.7%
Alabama 0.9%
3,125,000	Energy Southeast A Cooperative District Revenue, Series 2023 A-1, 5.50%, due 11/1/2053 Putable 1/1/2031	3,399,346
American Samoa 0.8%
2,800,000	American Samoa Economic Development Authority General Revenue Refunding, Series 2015-A, 6.25%, due 9/1/2029	2,858,483
Arizona 0.6%
500,000	Maricopa County Industrial Development Authority Education Refunding Revenue (Paradise School Project Paragon Management, Inc.), Series 2016, 5.00%, due 7/1/2036	503,578 (e)
1,545,000	Navajo Nation Refunding Revenue, Series 2015-A, 5.00%, due 12/1/2025	1,558,220 (e)
		2,061,798
California 29.3%
	California Educational Facilities Authority Refunding Revenue (University of Redlands)
250,000	Series 2016-A, 5.00%, due 10/1/2028	255,303
260,000	Series 2016-A, 3.00%, due 10/1/2029	249,478
400,000	Series 2016-A, 3.00%, due 10/1/2030	380,206
1,000,000	California Educational Facilities Authority Revenue (Green Bond- Loyola Marymount University), Series 2018-B, 5.00%, due 10/1/2048	1,039,773
1,201,674	California Housing Finance Agency Municipal Certificate, Class A, Series 2019-2, 4.00%, due 3/20/2033	1,219,525
2,000,000	California Infrastructure & Economic Development Bank Revenue (Brightline West Passenger Rail Project), Series 2020-A, 8.00%, due 1/1/2050 Putable 8/15/2025	2,027,509 (e)(f)
480,000	California Infrastructure & Economic Development Bank Revenue (Wonderful Foundations Charter School Portfolio Project), Series 2020-A-1, 5.00%, due 1/1/2055	472,572 (e)
530,000	California Infrastructure & Economic Development Bank State School Fund Revenue (King City Joint Union High School), Series 2010, 5.13%, due 8/15/2024	530,508
	California Municipal Finance Authority Charter School Lease Revenue (Sycamore Academy Project)
630,000	Series 2014, 5.13%, due 7/1/2029	630,210 (e)
1,000,000	Series 2014, 5.63%, due 7/1/2044	1,000,234 (e)
930,000	California Municipal Finance Authority Charter School Lease Revenue (Vista Charter Middle School Project), Series 2014, 5.13%, due 7/1/2029	930,870
	California Municipal Finance Authority Charter School Revenue (John Adams Academics Project)
110,000	Series 2015-A, 4.50%, due 10/1/2025	109,888
1,115,000	Series 2019-A, 5.00%, due 10/1/2049	1,094,501 (e)
1,500,000	California Municipal Finance Authority Charter School Revenue (Palmdale Aerospace Academy Project), Series 2016, 5.00%, due 7/1/2031	1,529,193 (e)
1,070,000	California Municipal Finance Authority Revenue (Baptist University), Series 2015-A, 5.00%, due 11/1/2030	1,083,353 (e)
	California Municipal Finance Authority Revenue (Northbay Healthcare Group)
350,000	Series 2015, 5.00%, due 11/1/2035	346,808
500,000	Series 2015, 5.00%, due 11/1/2040	492,416
300,000	Series 2015, 5.00%, due 11/1/2044	281,381
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
California – cont'd
$500,000	Series 2017-A, 5.25%, due 11/1/2036	$503,566
2,000,000	California Municipal Finance Authority Student Housing Revenue (CHF-Davis I LLC-West Village Student Housing Project), Series 2018, (BAM), 4.00%, due 5/15/2048	1,916,212
1,500,000	California School Facility Finance Authority Revenue (Green Dot Public School Project), Series 2018-A, 5.00%, due 8/1/2048	1,512,312 (e)
400,000	California School Finance Authority Revenue (Alliance College - Ready Public School Project), Series 2015-A, 5.00%, due 7/1/2030	403,199 (e)
1,000,000	California State General Obligation, Series 2022, 5.00%, due 9/1/2052	1,096,963
2,000,000	California State Pollution Control Financing Authority Revenue (San Jose Water Co. Project), Series 2016, 4.75%, due 11/1/2046	2,008,662
2,549,157	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Calplant I Green Bond Project), Series 2019, 7.50%, due 12/1/2039	255 (b)(e)
2,151,455	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Green Bond-Rialto Bioenergy Facility LLC Project), Series 2019, 7.50%, due 12/1/2040	0 #(b)(c)(d)
3,865,000	California State Pollution Control Financing Authority Water Furnishing Revenue, Series 2012, 5.00%, due 7/1/2027	3,895,324 (e)
415,000	California State School Finance Authority Charter School Revenue (Downtown College Prep-Obligation Group), Series 2016, 4.50%, due 6/1/2031	398,351 (e)
400,000	California State School Finance Authority Charter School Revenue (Rocketship Education), Series 2016-A, 5.00%, due 6/1/2031	403,244 (e)
1,060,000	California State School Finance Authority Education Facility Revenue (New Designs Charter School Administration Campus Project), Series 2019-A, 5.00%, due 6/1/2050	1,067,706 (e)
1,000,000	California Statewide Communities Development Authority College Housing Revenue (NCCD-Hooper Street LLC-College of the Arts Project), Series 2019, 5.25%, due 7/1/2052	1,012,037 (e)
1,325,000	California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern Project), Series 2018, 4.25%, due 1/1/2043	1,339,244
720,000	California Statewide Communities Development Authority Revenue (Henry Mayo Newhall Memorial Hospital), Series 2014-A, (AGM), 5.00%, due 10/1/2026 Pre-Refunded 10/1/2024	722,207
500,000	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center), Series 2018-A, 5.50%, due 12/1/2058	516,007 (e)
600,000	California Statewide Communities Development Authority Revenue Refunding (Lancer Education Student Housing Project), Series 2016-A, 5.00%, due 6/1/2036	609,410 (e)
1,500,000	California Statewide Communities Development Authority Revenue Refunding (Loma Linda University Medical Center), Series 2014-A, 5.25%, due 12/1/2029	1,507,678
1,500,000	California Statewide Communities Development Authority Revenue Refunding (Redlands Community Hospital), Series 2016, 4.00%, due 10/1/2041	1,460,106
425,000	California Statewide Communities Development Authority Special Tax Revenue Refunding (Community Facility District No. 2007-01 Orinda Wilder Project), Series 2015, 4.50%, due 9/1/2025	428,108
500,000	California Statewide Communities Development Authority Student Housing Revenue Refunding (Baptist University), Series 2017-A, 5.00%, due 11/1/2032	514,883 (e)
1,250,000	Emeryville Redevelopment Agency Successor Agency Tax Allocation Refunding Revenue, Series 2014-A, (AGM), 5.00%, due 9/1/2025	1,251,674
1,500,000	Foothill-Eastern Transportation Corridor Agency Toll Road Revenue Refunding, Subseries 2014-B2, 3.50%, due 1/15/2053	1,285,105
3,935,000	Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Refunding, Series 2021-B-2, 0.00%, due 6/1/2066	452,064
1,000,000	Imperial Community College District General Obligation Capital Appreciation (Election 2010), Series 2011-A, (AGM), 6.75%, due 8/1/2040 Pre-Refunded 8/1/2025	1,038,595
1,000,000	Inglewood Unified School District Facilities Financing Authority Revenue, Series 2007, (AGM), 5.25%, due 10/15/2026	1,014,002
	Irvine Special Tax (Community Facility District No. 2005-2)
300,000	Series 2013, 4.00%, due 9/1/2024	300,168
450,000	Series 2013, 4.00%, due 9/1/2025	450,291
645,000	Series 2013, 3.50%, due 9/1/2026	643,984
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
California – cont'd
$690,000	Series 2013, 3.63%, due 9/1/2027	$689,996
680,000	Jurupa Public Financing Authority Special Tax Revenue, Series 2014-A, 5.00%, due 9/1/2024	681,062
1,775,000	Los Angeles Department of Airports Revenue, Series 2022-G, 4.00%, due 5/15/2047	1,726,230
3,000,000	North Orange County Community College District General Obligation, Series 2022-C, 4.00%, due 8/1/2047	3,019,091
5,750,000	Norwalk-La Mirada Unified School District General Obligation Capital Appreciation (Election 2002), Series 2009-E, (AGC), 5.50%, due 8/1/2029	6,274,019
450,000	Oxnard Harbor District Revenue, Series 2011-B, 4.50%, due 8/1/2024	450,000
1,000,000	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project), Series 2014, (AGM), 5.00%, due 9/1/2027	1,002,285
5,000,000	Redondo Beach Unified School District General Obligation, Series 2009, 6.38%, due 8/1/2034 Pre-Refunded 8/1/2026	5,348,231
	Romoland School District Special Tax Refunding (Community Facilities District No. 2006-1)
100,000	Series 2017, 4.00%, due 9/1/2029	100,412
200,000	Series 2017, 4.00%, due 9/1/2030	200,600
525,000	Series 2017, 3.25%, due 9/1/2031	499,860
1,700,000	Sacramento Area Flood Control Agency Refunding (Consol Capital Assessment District No. 2), Series 2016-A, 5.00%, due 10/1/2047	1,749,005
	Sacramento City Finance Authority Refunding Revenue (Master Lease Program Facilities)
1,000,000	Series 2006-E, (AMBAC), 5.25%, due 12/1/2024	1,007,795
400,000	Series 2006-E, (AMBAC), 5.25%, due 12/1/2026	422,393
500,000	Sacramento Special Tax (Natomas Meadows Community Facilities District No. 2007-01), Series 2017, 5.00%, due 9/1/2047	508,292 (e)
2,000,000	San Bernardino Community College District General Obligation Capital Appreciation (Election), Series 2009-B, 6.38%, due 8/1/2034 Pre-Refunded 8/1/2024	2,000,000
2,000,000	San Luis Coastal Unified School District General Obligation (Election 2022), Series 2023-A, 4.00%, due 8/1/2053	1,977,534
6,000,000	San Mateo Foster City School District General Obligation Capital Appreciation (Election 2008), Series 2010, 6.13%, due 8/1/2032	6,780,920
30,000	Sulphur Springs Union School District Certificate of Participation Conv. Capital Appreciation Bonds, Series 2010, (AGM), 6.50%, due 12/1/2037	30,327
2,000,000	Sweetwater Union High School District Public Financing Authority Revenue, Series 2013, (BAM), 5.00%, due 9/1/2025	2,003,162
2,000,000	Twin Rivers Unified School District General Obligation (Election 2022), Series 2023-A, (BAM), 4.13%, due 8/1/2047	2,022,013
12,070,000	Victor Valley Community College District General Obligation Capital Appreciation (Election 2008), Series 2009-C, 6.88%, due 8/1/2037	14,192,798
5,095,000	Victor Valley Joint Union High School District General Obligation Capital Appreciation Bonds, Series 2009, (AGC), 0.00%, due 8/1/2026	4,783,326
5,250,000	Wiseburn School District General Obligation Capital Appreciation (Election 2010), Series 2011-B, (AGM), 0.00%, due 8/1/2036	5,856,511 (g)(h)
		104,750,947
Colorado 1.7%
	Colorado Educational & Cultural Facilities Authority Revenue (Charter School- Atlas Preparatory School Project)
280,000	Series 2015, 4.50%, due 4/1/2025	281,933 (e)
1,000,000	Series 2015, 5.13%, due 4/1/2035 Pre-Refunded 4/1/2025	1,010,982 (e)
1,350,000	Series 2015, 5.25%, due 4/1/2045 Pre-Refunded 4/1/2025	1,365,927 (e)
1,678,000	Platte River Metropolitan District General Obligation Refunding, Series 2023-A, 6.50%, due 8/1/2053	1,742,954 (e)
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Colorado – cont'd
$5,066,666	Villages at Castle Rock Metropolitan District No. 6 (Cabs - Cobblestone Ranch Project), Series 2007-2, 0.00%, due 12/1/2037	$1,770,883
		6,172,679
Connecticut 1.5%
750,000	Hamden General Obligation, Series 2013, (AGM), 3.13%, due 8/15/2025	747,062
4,585,000	Norwalk Housing Authority Revenue (Monterey Village Apartments), Class PT, (FNMA), 4.40%, due 9/1/2042	4,599,894
		5,346,956
District of Columbia 0.2%
650,000	District of Columbia Student Dormitory Revenue (Provident Group-Howard Property), Series 2013, 5.00%, due 10/1/2045	644,090
Florida 7.0%
800,000	Capital Trust Agency Senior Living Revenue (H-Bay Ministries, Inc. Superior Residences-Third Tier), Series 2018-C, 7.50%, due 7/1/2053	8,000 (b)(e)
2,000,000	Capital Trust Agency Senior Living Revenue (Wonderful Foundations School Project), Series 2020-A-1, 5.00%, due 1/1/2055	1,924,245 (e)
525,000	Cityplace Community Development District Special Assessment Refunding Revenue, Series 2012, 5.00%, due 5/1/2026	532,884
1,750,000	Florida Development Finance Corp. Education Facilities Revenue (Renaissance Charter School, Inc.), Series 2014-A, 5.75%, due 6/15/2029	1,751,608 (e)
1,075,000	Florida Development Finance Corp. Education Facilities Revenue Refunding (Pepin Academies, Inc.), Series 2016-A, 5.00%, due 7/1/2036	1,076,052
	Florida Development Finance Corp. Revenue Refunding (Brightline Florida Passenger Rail Expansion Project)
2,000,000	Series 2022-C, 8.25%, due 7/1/2057 Putable 8/15/2024	2,088,147 (e)
9,250,000	Series 2024, 5.50%, due 7/1/2053	9,606,392
8,000,000	Hillsborough County Industrial Development Authority Hospital Revenue (Tampa General Hospital Project), Series 2020, 3.50%, due 8/1/2055	6,417,454
835,000	Village Community Development District No. 11 Special Assessment Revenue, Series 2014, 4.13%, due 5/1/2029	835,259
955,000	Village Community Development District No. 13 Special Assessment Revenue, Series 2019, 3.70%, due 5/1/2050	822,950
		25,062,991
Georgia 2.7%
2,000,000	Atlanta Urban Residential Finance Authority Revenue, Series 2024-A, (FNMA), 4.85%, due 9/1/2043	2,085,479
	Main Street Natural Gas, Inc. Gas Supply Revenue
6,000,000	Series 2022-C, 4.00%, due 8/1/2052 Putable 11/1/2027	5,907,047 (e)
1,600,000	Series 2024-C, 5.00%, due 12/1/2054 Putable 12/1/2031	1,704,428
		9,696,954
Guam 1.3%
	Antonio B Won Pat International Airport Authority Revenue Refunding
525,000	Series 2023-A, 5.38%, due 10/1/2040	537,671
750,000	Series 2023-A, 5.38%, due 10/1/2043	762,703
	Guam Power Authority Revenue
1,000,000	Series 2022-A, 5.00%, due 10/1/2035	1,095,180
1,035,000	Series 2022-A, 5.00%, due 10/1/2036	1,127,966
1,075,000	Series 2022-A, 5.00%, due 10/1/2037	1,169,649
		4,693,169
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Illinois 10.4%
$5,705,000	Berwyn General Obligation, Series 2013-A, 5.00%, due 12/1/2027	$5,708,228
	Chicago General Obligation
2,000,000	Series 2002-B, 5.00%, due 1/1/2025	2,009,128
90,000	Series 2002-B, 5.13%, due 1/1/2027 Pre-Refunded 1/1/2025	90,742
160,000	Series 2002-B, 5.13%, due 1/1/2027	160,675
1,000,000	Series 2019-A, 5.00%, due 1/1/2044	1,020,988
1,250,000	Chicago Midway International Airport Revenue Refunding, Series 2023-A, (BAM), 5.50%, due 1/1/2053	1,361,592
4,100,000	Chicago O'Hare International Airport Revenue, Series 2022-A, 5.00%, due 1/1/2055	4,244,120
	Chicago Refunding General Obligation
1,000,000	Series 2005-D, 5.50%, due 1/1/2040	1,002,648
3,000,000	Series 2017-A, 6.00%, due 1/1/2038	3,114,377
1,560,000	Illinois Finance Authority Refunding Revenue (Presence Health Network Obligated Group), Series 2016-C, 5.00%, due 2/15/2031	1,626,250
1,000,000	Illinois Finance Authority Revenue Refunding (Northwestern Memorial Health Care Obligated Group), Series 2017-A, 4.00%, due 7/15/2047	954,308
	Illinois State General Obligation
5,200,000	Series 2017-D, 5.00%, due 11/1/2028	5,460,644
775,000	Series 2021-A, 5.00%, due 3/1/2046	818,935
5,000,000	Series 2023-B, 4.50%, due 5/1/2048	5,038,555
	Southern Illinois University Certificate of Participation (Capital Improvement Project)
945,000	Series 2014-A-1, (BAM), 5.00%, due 2/15/2027	946,066
1,375,000	Series 2014-A-1, (BAM), 5.00%, due 2/15/2028	1,376,493
715,000	Series 2014-A-1, (BAM), 5.00%, due 2/15/2029	715,746
1,500,000	Upper Illinois River Valley Development Authority Revenue Refunding (Cambridge Lakes Learning Center), Series 2017-A, 5.25%, due 12/1/2047	1,426,277 (e)
		37,075,772
Indiana 0.6%
2,000,000	Indianapolis Local Public Improvement Bond Bank Revenue (Convention Center Hotel), Series 2023-E, 6.13%, due 3/1/2057	2,204,311
Kansas 0.2%
	Goddard Kansas Sales Tax Special Obligation Revenue (Olympic Park Star Bond Project)
90,000	Series 2019, 3.60%, due 6/1/2030	87,717
720,000	Series 2021, 3.50%, due 6/1/2034	648,583
		736,300
Kentucky 0.7%
1,350,000	Ashland City Kentucky Medical Center Refunding Revenue (Ashland Hospital Corp. DBA Kings Daughter Medical Center), Series 2019, (AGM), 3.00%, due 2/1/2040	1,154,845
	Kentucky Economic Development Finance Authority Revenue Refunding (Owensboro Health)
500,000	Series 2017-A, 5.00%, due 6/1/2041	507,154
1,000,000	Series 2017-A, 5.00%, due 6/1/2045	1,009,287
		2,671,286
Louisiana 1.7%
630,825	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Lafourche Parish Gomesa Project), Series 2019, 3.95%, due 11/1/2043	591,235 (e)
1,715,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding (Westside Habilitation Center Project), Series 2017-A, 5.75%, due 2/1/2032	1,682,390 (e)
1,885,000	Louisiana Stadium & Exposition District Revenue Refunding, Series 2023-A, 5.25%, due 7/1/2053	2,052,130
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Louisiana – cont'd
$1,625,000	Louisiana State Public Facilities Authority Revenue (Southwest Louisiana Charter Academy Foundation Project), Series 2013-A, 7.63%, due 12/15/2028	$1,626,870
		5,952,625
Maine 0.4%
2,600,000	Maine State Finance Authority (Green Bond-Go Lab Madison LLC Project), Series 2021, 8.00%, due 12/1/2051	1,565,719 (e)
Maryland 0.1%
300,000	Baltimore Special Obligation Refunding Revenue Senior Lien (Harbor Point Project), Series 2022, 5.00%, due 6/1/2051	301,657
Massachusetts 0.2%
	Massachusetts State Development Finance Agency Revenue (Milford Regional Medical Center)
415,000	Series 2014-F, 5.00%, due 7/15/2025	415,308
200,000	Series 2014-F, 5.00%, due 7/15/2026	200,158
190,000	Series 2014-F, 5.00%, due 7/15/2027	190,157
125,000	Massachusetts State Education Financing Authority Revenue, Series 2023-C, 5.00%, due 7/1/2053	125,460
		931,083
Michigan 2.1%
1,500,000	Detroit Downtown Development Authority Tax Increment Revenue Refunding (Catalyst Development Project), Series 2018-A, (AGM), 5.00%, due 7/1/2048 Pre-Refunded 9/25/2024	1,504,047
	Michigan State Building Authority Revenue (Facilities Program)
2,000,000	Series 2022-I, 5.00%, due 10/15/2047	2,153,669
2,880,000	Series 2022-I , 5.25%, due 10/15/2057	3,117,711
750,000	Michigan State Strategic Fund Ltd. Obligation Revenue (Improvement Project), Series 2018, 5.00%, due 6/30/2048	759,980
		7,535,407
Minnesota 0.7%
2,000,000	Minnesota Agricultural & Economic Development Board Revenue (HealthPartners Obligated Group), Series 2024, 5.25%, due 1/1/2054	2,165,019
400,000	Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue (Metro Deaf School Project), Series 2018-A, 5.00%, due 6/15/2038	400,236 (e)
		2,565,255
Mississippi 0.7%
900,000	Mississippi Business Finance Corp. Revenue (Chevron USA, Inc. Project), Series 2010-K, 4.00%, due 11/1/2035	900,000 (i)
1,625,000	Mississippi Development Bank Special Obligation (Jackson Co. Gomesa Project), Series 2021, 3.63%, due 11/1/2036	1,540,368 (e)
		2,440,368
Nebraska 3.0%
10,250,000	Central Plains Energy Project Revenue Refunding, Series 2023-A, 5.00%, due 5/1/2054 Putable 11/1/2029	10,827,457
Nevada 0.3%
	Director of the State of Nevada Department of Business & Industrial Revenue (Somerset Academy)
445,000	Series 2015-A, 4.00%, due 12/15/2025	442,545 (e)
500,000	Series 2015-A, 5.13%, due 12/15/2045	500,590 (e)
		943,135
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
New Hampshire 0.2%
$750,000	New Hampshire Business Finance Authority Revenue (Green Bond), Series 2020-B, 3.75%, due 7/1/2045 Putable 7/2/2040	$633,611 (e)
New Jersey 6.0%
	New Jersey Economic Development Authority Revenue (The Goethals Bridge Replacement Project)
250,000	Series 2013-A, 5.25%, due 1/1/2025	250,335
500,000	Series 2013-A, 5.50%, due 1/1/2026	500,738
7,000,000	New Jersey State Economic Development Authority Revenue (School Facilities Construction Program), Series 2019, 4.00%, due 6/15/2049	6,795,291
	New Jersey State Economic Development Authority School Revenue (Beloved Community Charter, School, Inc. Project)
1,105,000	Series 2019-A, 5.00%, due 6/15/2049	1,075,670 (e)
725,000	Series 2019-A, 5.00%, due 6/15/2054	698,789 (e)
1,000,000	New Jersey State Housing & Mortgage Finance Agency Multi-Family Revenue (Riverview Towers Apartments), Class PT, Series 2024-B, (FHA), (GNMA), 5.25%, due 12/20/2065	1,054,586
4,150,000	New Jersey State Transportation Trust Fund Authority Transportation Program Revenue, Series 2023-BB, 5.25%, due 6/15/2050	4,546,589
	New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding
1,250,000	Series 2018-A, 5.00%, due 12/15/2036	1,324,512
4,000,000	Series 2018-A, 4.25%, due 12/15/2038	4,061,420
1,000,000	Series 2018-A, (BAM), 4.00%, due 12/15/2037	1,011,308
		21,319,238
New Mexico 0.4%
1,500,000	Winrock Town Center Tax Increment Development District No. 1 (Senior Lien), Series 2022, 4.25%, due 5/1/2040	1,414,311 (e)
New York 31.2%
	Albany Capital Resource Corp. Refunding Revenue (Albany College of Pharmacy & Health Sciences)
380,000	Series 2014-A, 5.00%, due 12/1/2027	381,039
375,000	Series 2014-A, 5.00%, due 12/1/2028	375,980
270,000	Series 2014-A, 5.00%, due 12/1/2029	270,686
750,000	Broome County Local Development Corp. Revenue (Good Shepherd Village at Endwell, Inc. Project), Series 2021, 4.00%, due 7/1/2047	618,021
500,000	Buffalo & Erie County Industrial Land Development Corp. Revenue (Tapestry Charter School Project), Series 2017, 5.00%, due 8/1/2047	500,951
1,550,000	Buffalo & Erie County Industrial Land Development Corp. Revenue Refunding (Charter School for Applied Technologies Project), Series 2017-A, 5.00%, due 6/1/2035	1,592,448
	Buffalo & Erie County Industrial Land Development Corp. Revenue Refunding (Orchard Park)
500,000	Series 2015, 5.00%, due 11/15/2027	507,197
500,000	Series 2015, 5.00%, due 11/15/2028	507,260
625,000	Series 2015, 5.00%, due 11/15/2029	633,996
	Build NYC Resource Corp. Refunding Revenue (City University - Queens College)
270,000	Series 2014-A, 5.00%, due 6/1/2026	270,200
225,000	Series 2014-A, 5.00%, due 6/1/2029	225,228
2,595,000	Build NYC Resource Corp. Refunding Revenue (New York Law School Project), Series 2016, 4.00%, due 7/1/2045	2,191,321
	Build NYC Resource Corp. Refunding Revenue (Packer Collegiate Institute Project)
155,000	Series 2015, 5.00%, due 6/1/2026	156,984
125,000	Series 2015, 5.00%, due 6/1/2027	126,497
195,000	Series 2015, 5.00%, due 6/1/2028	197,158
220,000	Series 2015, 5.00%, due 6/1/2029	222,218
325,000	Series 2015, 5.00%, due 6/1/2030	328,037
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
	Build NYC Resource Corp. Revenue
$1,665,000	Series 2014, 5.00%, due 11/1/2024	$999,000
835,000	Series 2014, 5.25%, due 11/1/2029	501,000
650,000	Series 2014, 5.25%, due 11/1/2034	390,000
975,000	Series 2014, 5.50%, due 11/1/2044	585,000
1,000,000	Build NYC Resource Corp. Revenue (Metropolitan Lighthouse Charter School Project), Series 2017-A, 5.00%, due 6/1/2047	1,006,134 (e)
1,400,000	Build NYC Resource Corp. Revenue (New Dawn Charter School Project), Series 2019, 5.75%, due 2/1/2049	1,389,024 (e)
750,000	Build NYC Resource Corp. Revenue (Shefa School Project), Series 2021-A, 5.00%, due 6/15/2051	739,481 (e)
135,000	Build NYC Resource Corp. Solid Waste Disposal Refunding Revenue (Pratt Paper, Inc. Project), Series 2014, 4.50%, due 1/1/2025	135,190 (e)
	Dutchess County Local Development Corp. Revenue (Culinary Institute of America Project)
200,000	Series 2016-A-1, 5.00%, due 7/1/2041	202,239
275,000	Series 2016-A-1, 5.00%, due 7/1/2046	276,828
	Hempstead Town Local Development Corp. Revenue (Molloy College Project)
390,000	Series 2018, 5.00%, due 7/1/2030	401,597
405,000	Series 2018, 5.00%, due 7/1/2031	416,341
425,000	Series 2018, 5.00%, due 7/1/2032	436,239
450,000	Series 2018, 5.00%, due 7/1/2033	461,262
938,214	Jefferson County Industrial Development Agency Solid Waste Disposal Revenue (Green Bond-Reenergy Black River LLC Project), Series 2014, 5.25%, due 1/1/2024	0 (b)(c)(d)
	Metropolitan Transportation Authority Revenue (Green Bond)
1,500,000	Series 2020-C-1, 5.00%, due 11/15/2050	1,567,962
10,500,000	Series 2020-D-3, 4.00%, due 11/15/2049	10,093,791
3,000,000	Series 2020-D-3, 4.00%, due 11/15/2050	2,876,834
300,000	Monroe County Industrial Development Corp. Revenue (Monroe Community College), Series 2014, (AGM), 5.00%, due 1/15/2029	300,463
	Monroe County Industrial Development Corp. Revenue (Nazareth College of Rochester Project)
500,000	Series 2013-A, 5.00%, due 10/1/2024	500,430
500,000	Series 2013-A, 5.00%, due 10/1/2025	500,472
250,000	Series 2013-A, 4.00%, due 10/1/2026	250,007
210,000	Monroe County Industrial Development Corp. Revenue (Saint John Fisher College), Series 2012-A, 5.00%, due 6/1/2025	210,244
1,000,000	Nassau County Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project), Series 2014, 5.00%, due 7/1/2027	1,000,836
4,175,000	Nassau County Tobacco Settlement Corp. Asset Backed, Series 2006-A-3, 5.13%, due 6/1/2046	3,847,614
	New York City Municipal Water Finance Authority Water & Sewer System Refunding Revenue (Second General Resolution Revenue Bonds)
200,000	(LOC: JP Morgan Chase Bank N.A.), Series 2013-AA-1, 4.05%, due 6/15/2050	200,000 (i)
250,000	Series 2022-DD, 4.25%, due 6/15/2033	250,000 (i)
100,000	New York General Obligation, Series 2012-2, 4.25%, due 4/1/2042	100,000 (i)
1,000,000	New York Liberty Development Corp. Refunding Revenue (3 World Trade Center Project), Class 2-3, Series 2014, 5.38%, due 11/15/2040	1,002,269 (e)
2,000,000	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters), Series 2005, 5.25%, due 10/1/2035	2,322,815
750,000	New York Liberty Development Corp. Revenue Refunding (Bank of America Tower at One Bryant Park Project), Class 3, Series 2019, 2.80%, due 9/15/2069	675,706
780,000	New York State Dormitory Authority Revenue Non State Supported Debt (Culinary Institute of America), Series 2013, 4.63%, due 7/1/2025	780,372
3,390,000	New York State Dormitory Authority Revenue Refunding, Series 2024-A, 4.00%, due 3/15/2054	3,262,964
400,000	New York State Dormitory Authority Revenue Refunding Non State Supported Debt (Garnet Health Medical Center), Series 2017, 5.00%, due 12/1/2035	392,793 (e)
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
	New York State Dormitory Authority Revenue Refunding Non State Supported Debt (Orange Regional Medical Center)
$200,000	Series 2017, 5.00%, due 12/1/2036	$195,381 (e)
400,000	Series 2017, 5.00%, due 12/1/2037	388,947 (e)
1,000,000	New York State Dormitory Authority Revenue State Supported Debt (New School), Series 2022-A, 4.00%, due 7/1/2052	921,216
	New York State Environmental Facilities Corp. Solid Waste Disposal Revenue (Casella Waste System, Inc. Project)
500,000	Series 2014, 2.88%, due 12/1/2044 Putable 12/3/2029	464,404 (e)
500,000	Series 2020-R-1, 2.75%, due 9/1/2050 Putable 9/2/2025	491,309
585,000	New York State Housing Finance Agency Revenue (Affordable Housing), Series 2012-F, (SONYMA), 3.05%, due 11/1/2027	584,661
3,045,000	New York State Mortgage Agency Homeowner Mortgage Refunding Revenue, Series 2014-189, 3.45%, due 4/1/2027	3,021,346
1,500,000	New York State Transportation Development Corp. Special Facility Refunding Revenue (American Airlines, Inc.-John F Kennedy International Airport Project), Series 2016, 5.00%, due 8/1/2031	1,500,317
4,000,000	New York State Transportation Development Corp. Special Facility Revenue (Delta Airlines, Inc.-LaGuardia Airport Terminal C&D Redevelopment), Series 2018-A, 5.00%, due 1/1/2033	4,123,816
	New York State Transportation Development Corp. Special Facility Revenue (JFK International Airport New Terminal 1 Project)
750,000	Series 2023, 6.00%, due 6/30/2054	816,349
3,000,000	Series 2023, 5.38%, due 6/30/2060	3,118,897
17,500,000	Series 2024, 5.50%, due 6/30/2060	18,618,936
1,145,000	New York State Transportation Development Corp. Special Facility Revenue (LaGuardia Airport Terminal B Redevelopment Project), Series 2016-A, 4.00%, due 7/1/2041	1,094,349
2,000,000	New York State Transportation Development Corp. Special Facility Revenue (LaGuardia Airport Terminal C&D Redevelopment Project), Series 2023, 5.63%, due 4/1/2040	2,162,035
	New York State Transportation Development Corp. Special Facility Revenue Refunding (JFK International Airport Terminal 4 Project)
100,000	Series 2020-A, 4.00%, due 12/1/2042	95,998
500,000	Series 2022, 5.00%, due 12/1/2039	531,475
1,000,000	Niagara Area Development Corp. Solid Waste Disposal Facility Revenue Refunding (Covanta Project), Series 2018-A, 4.75%, due 11/1/2042	947,826 (e)
	Niagara Frontier Transportation Authority Revenue Refunding (Buffalo Niagara International Airport)
375,000	Series 2019-A, 5.00%, due 4/1/2037	387,833
350,000	Series 2019-A, 5.00%, due 4/1/2038	361,126
350,000	Series 2019-A, 5.00%, due 4/1/2039	360,362
500,000	Oneida Indian Nation of New York Revenue, Series 2024-B, 6.00%, due 9/1/2043	548,494 (e)
7,125,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding (Two Hundred And Forty Two), Series 2023-242, 5.00%, due 12/1/2053	7,484,492
1,920,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding (Two Hundred And Thirty Two), Series 2022-232, 4.63%, due 8/1/2052	1,962,357
500,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding (Two Hundred), Series 2017, 5.00%, due 4/15/2057	513,624
	TSASC, Inc. Revenue Refunding
580,000	Series 2017-A, 5.00%, due 6/1/2028	603,498
3,000,000	Series 2017-A, 5.00%, due 6/1/2041	3,055,283
1,500,000	Westchester County Local Development Corp. Revenue (Purchase Senior Learning Community, Inc. Project), Series 2021-A, 5.00%, due 7/1/2056	1,469,470 (e)
1,000,000	Westchester County Local Development Corp. Revenue Refunding (Kendal on Hudson Project), Series 2022-B, 5.00%, due 1/1/2051	1,020,855
1,600,000	Westchester County Local Development Corp. Revenue Refunding (Wartburg Senior Housing Project), Series 2015-A, 5.00%, due 6/1/2030	1,511,557 (e)
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
$665,000	Yonkers Economic Development Corp. Education Revenue (Charter School of Education Excellence Project), Series 2019-A, 5.00%, due 10/15/2049	$667,356
5,000,000	Yonkers Industrial Development Agency School Facilities Revenue (New Community School Project), Series 2022, (ST AID WITHHLDG), 5.00%, due 5/1/2047	5,322,202
		111,525,899
North Carolina 2.6%
	Charlotte Airport Revenue
1,250,000	Series 2023-B, 5.00%, due 7/1/2044	1,332,411
1,500,000	Series 2023-B, 5.00%, due 7/1/2048	1,581,142
1,700,000	North Carolina Medical Care Commission Retirement Facilities Revenue, Series 2020-A, 4.00%, due 9/1/2050	1,381,251
700,000	North Carolina Medical Care Commission Retirement Facilities Revenue (Twin Lakes Community), Series 2019-A, 5.00%, due 1/1/2049	696,062
4,000,000	North Carolina Turnpike Authority Revenue (Triangle Expressway System), Series 2024-A, (AGM), 5.00%, due 1/1/2058	4,260,639
		9,251,505
Ohio 9.0%
28,045,000	Buckeye Tobacco Settlement Finance Authority Asset-Backed Senior Refunding Revenue, Class 2, Series 2020-B-2, 5.00%, due 6/1/2055	25,971,493
1,000,000	Jefferson County Port Economic Development Authority Revenue (JSW Steel USA, Ohio, Inc. Project), Series 2021, 3.50%, due 12/1/2051	772,779 (e)
2,500,000	Ohio State Air Quality Development Authority Exempt Facilities Revenue (AMG Vanadium LLC), Series 2019, 5.00%, due 7/1/2049	2,354,012 (e)
1,000,000	Ohio State Air Quality Development Authority Revenue (Ohio Valley Electric Corp. Project), Series 2014-B, 2.60%, due 6/1/2041 Putable 10/1/2029	908,442
2,335,000	Ohio State Air Quality Development Authority Revenue Refunding (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25%, due 9/1/2029	2,255,081
		32,261,807
Oregon 0.4%
20,000	Oregon State Housing & Community Service Department Multi-Family Revenue, Series 2012-B, (FHA), (FHLMC), (FNMA), (GNMA), 3.50%, due 7/1/2027	19,767
2,180,000	Portland General Obligation (Transportation Project), Series 2022-A, 2.25%, due 10/1/2041	1,597,289
		1,617,056
Pennsylvania 4.7%
2,000,000	Allentown Neighborhood Improvement Zone Development Authority Revenue (City Center Project), Series 2024, 5.00%, due 5/1/2042	2,038,962 (e)
2,830,000	Lancaster County Hospital Authority Refunding Revenue (Health Centre-Landis Homes Retirement Community Project), Series 2015-A, 4.25%, due 7/1/2030	2,780,542
3,500,000	Pennsylvania Economic Development Financing Authority Revenue Refunding (Energy Supply LLC), Series 2009-C, 5.25%, due 12/1/2037 Putable 6/1/2027	3,555,868
2,350,000	Pennsylvania Economic Development Financing Authority Revenue Refunding (Tapestry Moon Senior Housing Project), Series 2018-A, 6.75%, due 12/1/2053	895,937 (b)(e)
7,255,000	Philadelphia Water & Wastewater Revenue Refunding, Series 2023-B, (AGM), 4.50%, due 9/1/2048	7,399,540
		16,670,849
Puerto Rico 8.2%
1,750,000	Puerto Rico Commonwealth General Obligation (Restructured), Series 2021-A1, 4.00%, due 7/1/2046	1,601,403
27,552,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series 2018-A-1, 5.00%, due 7/1/2058	27,667,435
		29,268,838
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
South Carolina 2.6%
$3,110,000	Patriots Energy Group Financing Agency Revenue Refunding, Series 2023-B-1, 5.25%, due 2/1/2054 Putable 3/1/2031	$3,378,784
1,875,000	South Carolina Jobs Economic Development Authority Economic Development Revenue (River Park Senior Living Project), Series 2017-A, 7.75%, due 10/1/2057	1,999,035
550,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (AMT-Green Bond-Last Step Recycling LLC Project), Series 2021-A, 6.50%, due 6/1/2051	192,500 (b)(e)
2,325,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project), Series 2018-A, 7.00%, due 11/1/2038	406,642 #(b)(c)(d)
750,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (RePower South Berkeley LLC Project), Series 2017, 6.25%, due 2/1/2045	75,000 (b)(e)
2,500,000	South Carolina Jobs-Economic Development Authority Revenue (Novant Health Obligated Group), Series 2024-A, 4.50%, due 11/1/2054	2,508,413
750,000	South Carolina State Housing Finance & Development Authority Mortgage Revenue, Series 2024-A, 4.75%, due 1/1/2054	754,301
		9,314,675
Tennessee 0.5%
2,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (Blakeford At Green Hills), Series 2020-A, 4.00%, due 11/1/2045	1,702,551
Texas 13.0%
250,000	Anson Educational Facilities Corp. Educational Revenue (Arlington Classics Academy), Series 2016-A, 5.00%, due 8/15/2045	251,042
	Arlington Higher Education Finance Corp. Revenue (Basis Texas Charter Schools, Inc.)
1,000,000	Series 2024, 4.88%, due 6/15/2059	989,120 (e)
700,000	Series 2024, 5.00%, due 6/15/2064	695,119 (e)
1,000,000	Arlington Higher Education Finance Corp. Revenue (Universal Academy), Series 2014-A, 6.63%, due 3/1/2029	1,000,693
730,000	Austin Community College District Public Facility Corp. Lease Revenue, Series 2018-C, 4.00%, due 8/1/2042	719,960
250,000	Dallas County Flood Control District No. 1 Refunding General Obligation, Series 2015, 5.00%, due 4/1/2028	249,987 (e)
3,000,000	Dallas Fort Worth International Airport Revenue Refunding, Series 2023-B, 5.00%, due 11/1/2047	3,271,561
2,085,000	Dallas Independent School District General Obligation, Series 2022, (PSF-GTD), 2.75%, due 2/15/2052	1,468,172
1,500,000	Elm Ridge Water Control & Improvement District of Denton County General Obligation, Series 2013, 5.00%, due 9/1/2037	1,479,870
3,050,000	EP Tuscany Zaragosa PFC Revenue (Home Essential Function Housing Program), Series 2023, 4.00%, due 12/1/2033	2,979,867
2,000,000	Fort Bend County Industrial Development Corp. Revenue (NRG Energy, Inc.), Series 2012-B, 4.75%, due 11/1/2042	2,000,152
7,100,000	Fort Bend County Texas Public Facility Corp. Revenue, Series 2023, 5.00%, due 3/1/2053	7,512,827
960,000	Harris County Cultural Education Facilities Finance Corp. Revenue (Brazos Presbyterian Homes, Inc. Project), Series 2013-B, 5.75%, due 1/1/2028	961,008
	New Hope Cultural Education Facilities Finance Corp. Revenue (Beta Academy)
545,000	Series 2019-A, 5.00%, due 8/15/2039	545,007 (e)
520,000	Series 2019-A, 5.00%, due 8/15/2049	504,075 (e)
500,000	New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue (Cardinal Bay, Inc. Village On The Park Carriage), Series 2016-C, 5.50%, due 7/1/2046	112,500 (b)
	Texas Private State Activity Bond Surface Transportation Corp. Revenue (Senior Lien-Blueridge Transportation Group LLC)
5,460,000	Series 2016, 5.00%, due 12/31/2045	5,495,966
4,750,000	Series 2016, 5.00%, due 12/31/2050	4,781,649
3,750,000	Series 2016, 5.00%, due 12/31/2055	3,774,480
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Texas – cont'd
$1,000,000	Texas State Private Activity Bond Surface Transportation Corp. Revenue (Segment 3C Project), Series 2019, 5.00%, due 6/30/2058	$1,005,361
	Texas State Private Activity Bond Surface Transportation Corp. Revenue Refunding (Senior Lien-NTE Mobility Partners Segments 3 LLC)
1,750,000	Series 2023, 5.38%, due 6/30/2037	1,900,947
1,000,000	Series 2023, 5.38%, due 6/30/2039	1,079,696
1,000,000	Series 2023, 5.50%, due 6/30/2040	1,081,984
2,350,000	Series 2023, 5.50%, due 6/30/2041	2,534,032
		46,395,075
Utah 2.0%
	Salt Lake City Airport Revenue
1,000,000	Series 2017-A, 5.00%, due 7/1/2042	1,020,055
2,000,000	Series 2017-A, 5.00%, due 7/1/2047	2,028,723
1,000,000	Series 2018-A, 5.00%, due 7/1/2043	1,024,505
3,000,000	Salt Lake County Hospital Revenue (IHC Health Service, Inc.), Series 2001, (AMBAC), 5.40%, due 2/15/2028	3,024,951
		7,098,234
Vermont 0.5%
1,000,000	Vermont Economic Development Authority Solid Waste Disposal Revenue (Casella Waste System, Inc.), Series 2022-A-1, 5.00%, due 6/1/2052 Putable 6/1/2027	1,014,873 (e)
755,000	Vermont Student Assistant Corp. Education Loan Revenue, Series 2015-A, 4.13%, due 6/15/2027	759,139
		1,774,012
Virgin Islands 2.2%
7,500,000	Matching Fund Special Purpose Securitization Corp. Refunding, Series 2022-A, 5.00%, due 10/1/2039	7,796,715
Virginia 1.2%
3,700,000	Virginia Beach Development Authority Revenue, Series 2023-A, 7.00%, due 9/1/2059	4,218,606
Washington 2.0%
5,290,000	Vancouver Downtown Redevelopment Authority Revenue (Conference Center Project), Series 2013, 4.00%, due 1/1/2028	5,292,899
1,000,000	Washington State Economic Development Finance Authority Environmental Facilities Revenue (Green Bond), Series 2020-A, 5.63%, due 12/1/2040	1,011,851 (e)
790,000	Washington State Health Care Facilities Authority Revenue Refunding (Virginia Mason Medical Center), Series 2017, 5.00%, due 8/15/2026	803,087
		7,107,837
West Virginia 1.3%
	West Virginia Hospital Finance Authority Revenue (Vandalia Health Group)
1,500,000	Series 2023-B, 6.00%, due 9/1/2053	1,698,908
1,500,000	Series 2023-B, (AGM), 5.38%, due 9/1/2053	1,640,643
1,400,000	West Virginia Hospital Finance Authority Revenue Refunding (Charleston Area Medical Center, Inc.), Series 2019-A, 5.00%, due 9/1/2039	1,427,610
		4,767,161
Wisconsin 5.6%
2,000,000	Public Finance Authority Airport Facility Revenue Refunding (Trips Obligation Group), Series 2012-B, 5.00%, due 7/1/2042	2,000,293
870,000	Public Finance Authority Education Revenue (Pine Lake Preparatory, Inc.), Series 2015, 4.95%, due 3/1/2030	873,117 (e)
200,000	Public Finance Authority Education Revenue (Resh Triangle High School Project), Series 2015-A, 5.38%, due 7/1/2035	201,218 (e)
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Wisconsin – cont'd
$600,000	Public Finance Authority Retirement Facility Revenue Refunding (Friends Homes), Series 2019, 5.00%, due 9/1/2054	$557,751 (e)
1,500,000	Public Finance Authority Revenue (Astro Tex Land Project), Series 2024, 5.50%, due 12/15/2028	1,505,763 (e)
1,140,000	Public Finance Authority Revenue (Candela Project), Series 2023, 6.13%, due 12/15/2029	1,127,710 (e)
2,500,000	Public Finance Authority Revenue (Mayfair Project), Series 2024-A-4, 5.50%, due 11/15/2032	2,500,171 (e)
3,420,000	Public Finance Authority Revenue (Signorelli Project), Series 2024, 5.38%, due 12/15/2032	3,426,967 (e)
	Public Finance Authority Revenue Refunding (Celanese Project)
210,000	Series 2016-C, 4.30%, due 11/1/2030	209,760
3,000,000	Series 2016-D, 4.05%, due 11/1/2030	2,955,884
310,000	Public Finance Authority Revenue Refunding (Roseman University Health Sciences Project), Series 2015, 5.00%, due 4/1/2025	311,405
4,500,000	Public Finance Authority Special Facility Revenue (Sky Harbour Capital LLC Aviation Facility Project), Series 2021, 4.25%, due 7/1/2054	3,680,951
800,000	Saint Croix Chippewa Indians of Wisconsin Refunding, Series 2021, 5.00%, due 9/30/2041	602,369 (e)
		19,953,359
Total Municipal Notes (Cost $574,315,218)		574,529,127
Total Investments 160.8% (Cost $575,178,542)		574,863,743
Other Assets Less Liabilities 3.0%		10,443,506
Liquidation Preference of Variable Rate Municipal Term Preferred Shares (63.8)%		(227,900,000)(j)
Net Assets Applicable to Common Stockholders 100.0%		$357,407,249

(a)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2024 and changes periodically.
(b)	Defaulted security.
(c)	Value determined using significant unobservable inputs.
(d)
Security fair valued as of July 31, 2024 in accordance with procedures approved by the valuation designee.
Total value of all such securities at July 31, 2024 amounted to $741,258, which represents 0.2% of net assets applicable to common stockholders of the Fund.

(e)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2024, these securities amounted to $81,118,232, which represents 22.7% of net assets applicable to common stockholders of the Fund.

(f)	All or a portion of this security was purchased on a delayed delivery basis.
(g)	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.
(h)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
July 31, 2024.

(i)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at July 31, 2024.

(j)	Fair valued as of July 31, 2024 in accordance with procedures approved by the valuation designee.
#  This security is subject to restrictions on resale. Total value of all such securities at July 31, 2024 amounted to $741,258, which represents 0.2% of net assets applicable to common stockholders of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 7/31/2024	Fair Value Percentage of Net Assets Applicable to Common Stockholders as of 7/31/2024
California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Green Bond-Rialto Bioenergy Facility LLC Project)	1/17/2019	$2,050,475	$—	0.0%
Rialto Bioenergy Facility LLC	11/21/2023	221,845	221,845	0.1%
Rialto Bioenergy Facility LLC	11/30/2023-2/28/2024	641,479	112,771	0.0%
South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project)	12/4/2018-6/25/2020	2,223,561	406,642	0.1%
Total		$5,137,360	$741,258	0.2%
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Loan Assignments#	$—	$—	$334,616	$334,616
Municipal Notes
South Carolina	—	8,908,033	406,642	9,314,675
Other Municipal Notes#	—	565,214,452	—	565,214,452
Total Municipal Notes	—	574,122,485	406,642	574,529,127
Total Investments	$—	$574,122,485	$741,258	$574,863,743

#	The Schedule of Investments provides information on the industry, state/territory or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2024
Investments in Securities:
Loan Assignments(1)	$—	$42	$—	$(529)	$1,095	$(274)	$—	$—	$334	$(529)
Municipal Notes(1)	511	3	—	(888)	—	(677)	1,458	—	407	(888)
Total	$511	$45	$—	$(1,417)	$1,095	$(951)	$1,458	$—	$741	$(1,417)

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 7/31/2024	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Municipal Notes	$406,642	Market Approach	Recovery Value (of Par Value)	0.0% - 17.5%	17.5%	Increase
Loan Assignments	334,616	Market Approach	Recovery Value (of Par Value)	17.5% - 100.0%	72.2%	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s outstanding Variable Rate Municipal Term Preferred Shares as of July 31, 2024:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Variable Rate Municipal Term Preferred Shares(a)	$—	$(227,900,000)	$—	$(227,900,000)
Total Variable Rate Municipal Term Preferred Shares	$—	$(227,900,000)	$—	$(227,900,000)

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

July 31, 2024
Notes to Schedule of Investments Municipal Fund Inc. (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by Neuberger Berman Municipal Fund Inc. (the "Fund") are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund's investments in municipal notes is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal notes include current trades, bid-wanted lists (which inform the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of the Fund's Variable Rate Municipal Term Preferred Shares ("VMTPS") is estimated to be their liquidation preference (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund's Board of Directors designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments Municipal Fund Inc. (Unaudited)  (cont’d)
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments Municipal Fund Inc. (Unaudited) (cont'd)
Legend

Other Abbreviations:
Management	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.